Shareholder Report, Holdings (Details) - C000033159 [Member]	Dec. 31, 2024
Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Liberty Media Corp Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Eurofins Scientific SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cable And Satellite [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Research And Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Multi Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%